SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
2027	$ 261,065
2028	261,065
2029	261,065
2030	261,065
2031 and thereafter	208,867
Total	$ 1,253,127